Trade and other receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables.
Trade and other receivables

8            Trade and other receivables

(a)Carrying amounts

	2021	2020

	US $’000

Non-current other receivables (*)	107,020	5,293
(*) Mainly deposits related to lease activities.
Current trade and other receivables
Trade receivables	1,178,001	457,506
Other receivables
Insurance recoveries (see also Note 15)	7,672	4,636
Government institutions	14,865	15,471
Prepaid expenses	55,812	30,014
Other receivables	21,792	12,374
	100,141	62,495

	1,278,142	520,001

The Group’s exposure to credit and market risks is disclosed in Note 29.

8            Trade and other receivables (cont’d)

(b)Factoring facility

In August 2019, the Company entered into a revolving arrangement with a financial institution, subject to periodical renewals, for the recurring sale of receivables, designated by the Company. According to this arrangement, an agreed portion of each designated receivable is sold to the financial institution in consideration of cash in the amount of the portion sold, limited to an aggregated amount of US$ 100 million, net of the related fees. The collection of receivables previously sold, enables the recurring utilization of the above-mentioned limit. The true sale of the receivables under this arrangement meets the conditions for derecognition of financial assets as prescribed in IFRS 9 (Financial Instruments).

As at December 31, 2021, no amounts were withdrawn under this arrangement (US$ 2 million as of December 31, 2020).

Following the reporting date, the agreement was renewed to additional period ending February 2023.